Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment Rigs Country	Mar. 31, 2013	Dec. 31, 2013 Customer Segment Country Rigs	Dec. 31, 2012 Customer	Dec. 31, 2011	Mar. 31, 2014 Exxon Neftegas Limited [Member]	Mar. 31, 2013 Exxon Neftegas Limited [Member]	Dec. 31, 2013 Exxon Neftegas Limited [Member]	Dec. 31, 2012 Exxon Neftegas Limited [Member]	Dec. 31, 2011 Exxon Neftegas Limited [Member]	Apr. 22, 2013 ITS [Member]	Mar. 31, 2014 ITS [Member]	Dec. 31, 2013 ITS [Member]
Revenue, Major Customer [Line Items]
Number of countries with operations	24		24
Number of countries with international rental tools operations	10		10
Number of operating segments	5		5
Barge drilling rigs	13		13
Land rings	23		23
Percentage accounted for under the equity method	50.00%		50.00%								100.00%
Reimbursement cost	$ 16,400,000	$ 14,800,000	$ 69,700,000	$ 44,900,000	$ 64,200,000
Definite-lived intangible asset													10,000,000
Indefinite-lived intangible asset													200,000
Adjusted amount for definite lived intangible assets													8,500,000
Adjusted amount for indefinite lived intangible assets													0
Definite lived assets, weighted average useful life											3 years 4 months 24 days	3 years	3 years
Collection period			90 days
Capitalized interest costs of construction of rigs			2,400,000	10,200,000	19,300,000
Consumed and replenished period			1 year
Rate of recognized income tax position being realized			50.00%
Deposits in domestic bank	50,800,000		104,300,000	12,200,000
Deposits in foreign banks	$ 43,900,000		$ 50,100,000	$ 34,500,000
Number of major customer			2	2
Percentage of revenue from major customer						17.10%	15.10%	15.60%	12.00%	16.00%
Share-based awards vesting period			3 years